EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

Supplement to Prospectus dated January 1, 2023

1.    The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance Maryland Municipal Income Fund”:

Portfolio Managers

Trevor G. Smith, Vice President of BMR, has managed the Fund since December 31, 2019.

Carl A. Thompson, Vice President of BMR, has managed the Fund since August 17, 2023.

2.    The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance Missouri Municipal Income Fund”:

Portfolio Managers

Christopher J. Eustance, Vice President of BMR, has managed the Fund since December 31, 2019.

Paul Metheny, Vice President of BMR, has managed the Fund since August 17, 2023.

3.    The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance Virginia Municipal Income Fund”:

Portfolio Managers

Trevor G. Smith, Vice President of BMR, has managed the Fund since December 31, 2019.

Carl A. Thompson, Vice President of BMR, has managed the Fund since August 17, 2023.

4.	The following replaces the seventh paragraph under “Management.” in “Management and Organization”:

Trevor G. Smith and Julie P. Callahan are the portfolio managers of the Georgia Fund. Mr. Smith has managed the Fund since December 31, 2019 and Ms. Callahan has managed the Fund since October 1, 2021. Ms. Callahan has been a Vice President of Eaton Vance and BMR since September 2021 and has been a Managing Director at Morgan Stanley Investment Management Inc. (“MSIM”), an affiliate of Eaton Vance, since 2020. Prior to joining MSIM, she was a senior member of the municipal bond portfolio management team at PIMCO from 2011 to 2020. Mr. Smith and Carl A. Thompson are the portfolio managers of the Maryland Fund and the Virginia Fund. Mr. Smith has managed the Funds since December 31, 2019 and Mr. Thompson has managed the Funds since August 17, 2023. Christopher J. Eustance and Paul Metheny are the portfolio managers of the Missouri Fund. Mr. Eustance has managed the Fund since December 31, 2019 and Mr. Metheny has managed the Fund since August 17, 2023. Mr. Eustance and William J. Delahunty, Jr. are the portfolio managers of the North Carolina Fund, the Oregon Fund and the South Carolina Fund. Mr. Eustance has managed the Funds since December 31, 2019 and Mr. Delahunty has managed the Funds since October 1, 2021. Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios. Messrs. Delahunty, Eustance, Metheny, Smith and Thompson have each been employed by Eaton Vance for more than five years.

August 17, 2023	42721 8.17.23

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated January 1, 2023

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Julie P. Callahan
Registered Investment Companies(1)	9	$2,659.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
William J. Delahunty, Jr.
Registered Investment Companies(1)	7	$3,003.3	0	$0
Other Pooled Investment Vehicles	2	$155.3	0	$0
Other Accounts	0	$0	0	$0
Christopher J. Eustance
Registered Investment Companies(1)	11	$5,818.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Paul Metheny(2)
Registered Investment Companies(1)	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$557.1	0	$0
Trevor G. Smith
Registered Investment Companies(1)	12	$3,881.3	0	$0
Other Pooled Investment Vehicles	2	$155.3	0	$0
Other Accounts	0	$0	0	$0
Carl A. Thompson(2)
Registered Investment Companies(1)	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(1) Includes the Fund.

(2) As of June 30, 2023

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Georgia Fund
Trevor G. Smith	None	$500,001 - $1,000,000
Julie P. Callahan	None	$1 - $10,000

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Maryland Fund
Trevor G. Smith	None	$500,001 - $1,000,000
Carl A. Thompson(1)	None	$10,001 - $50,000
Missouri Fund
Christopher J. Eustance	None	$100,001 - $500,000
Paul Metheny(1)	None	$1 - $10,000
North Carolina Fund
Christopher J. Eustance	None	$100,001 - $500,000
William J. Delahunty, Jr.	None	Over $1,000,000
Oregon Fund
Christopher J. Eustance	None	$100,001 - $500,000
William J. Delahunty, Jr.	None	Over $1,000,000
South Carolina Fund
Christopher J. Eustance	None	$100,001 - $500,000
William J. Delahunty, Jr.	None	Over $1,000,000
Virginia Fund
Trevor G. Smith	None	$500,001 - $1,000,000
Carl A. Thompson(1)	None	$10,001 - $50,000

(1) As of June 30, 2023

August 17, 2023